Branch Closure Costs (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Lease Buy-Out Costs	1,389
Severance Costs	60
Other Expenses	125
Branch closure costs - Note 8	1,574	0		0
Accrued Liability Included In Branch Closure Costs	879	0	0
Number Of Branches Closed	63	0	0